Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

April 29, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company and
Brighthouse Variable Life Account A
File Nos. 333-200241/811-21851
(Equity Advantage VUL)
Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the “Company”) and Brighthouse Variable Life Account A (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement, Prospectus and Statement of Additional Information (“SAI”), each dated April 27, 2026, being used for the Equity Advantage VUL variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement, Prospectus and SAI contained in Post-Effective Amendment No. 19 for the Account filed electronically with the Commission on April 13, 2026.

If you have any questions, please contact me at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
Associate General Counsel
Brighthouse Life Insurance Company